Financial Instruments	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Financial Instruments

4.  FINANCIAL INSTRUMENTS

The following table presents the fair values of financial instruments recorded at fair value across the levels of the fair value hierarchy. The table does not include assets and liabilities that are not considered financial instruments.

		As at December 31, 2017		As at December 31, 2016
	Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	1	$81,818	$81,818	$106,553	$106,553
Short-term investments	1	1,236	1,236	1,154	1,154
Restricted short-term investments	1	3,500	3,500	-	-
Loan receivable	2	-	-	1,766	1,766
Derivative financial instrument	2	13	13	-	-
Long-term debt	2	516	516	-	-
Contingent considerations	3	4,474	4,474	-	-
Patent finance obligations	3	4,090	4,090	23,147	23,147

Derivatives consists of the embedded derivative portion of the unearned revenue of U.S. dollar denominated sales contracts in its Chilean and Mexican subsidiaries and foreign exchange forward contracts. The fair value of embedded derivatives is measured using a market approach, based on the difference between quoted forward exchange rates as of the contract date and quoted forward exchange rates as of the reporting date. The fair value of forward exchange contracts is determined using quoted forward exchange rates at the reporting date.  Accounts receivable, unbilled revenue, accounts payable and accrued liabilites, and deferred revenue are recorded at fair value.